Interim Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Common Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares Authorized	300,000,000	75,000,000	75,000,000
Common Stock, Shares, Issued	6,929,517	4,084,122	2,987,210
Common Stock, Shares, Outstanding	6,929,517	4,084,122	2,987,210